Convertible Notes - Narrative (Details) $ in Thousands, £ in Millions		3 Months Ended	6 Months Ended
	Apr. 17, 2020 USD ($) shares	Jun. 30, 2020 USD ($) shares	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)	Apr. 17, 2020 GBP (£)	Aug. 28, 2019 USD ($)	Aug. 28, 2019 GBP (£)
Debt Instrument, Redemption [Line Items]
Fair value change of convertible notes | $		$ 700	$ 0	$ 1,740
Series B convertible preferred shares
Debt Instrument, Redemption [Line Items]
Conversion of notes into B convertible preferred shares (in shares) | shares	1,723,263	1,723,263
Convertible Debt
Debt Instrument, Redemption [Line Items]
Convertible notes, face amount	$ 18,400				£ 15.0	$ 18,400	£ 15.0
Convertible notes payable
Debt Instrument, Redemption [Line Items]
Convertible notes interest (in percentage)						3.00%	3.00%
Convertible notes, discount of per share price (in percentage)						15.00%	15.00%